Note 15 - Major Customer (Details Textual) - People’s Republic of China government agency [member]	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Percentage of entity's revenue	83.00%	96.00%
Percentage of entity's receivables	95.00%	93.00%